Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Cost
The table below presents certain information related to the Company’s lease costs:

	Six months ended June 30,
	2025	2024
Operating lease expense	$766	$929
Short-term lease expense	102	259
Total lease cost	$868	$1,188